Results of operations (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Revenues

	For the 6-month period ended June 30,
(€’000)	2019	2018
Out-licensing revenue	—	2,399
C-Cathez sales	—	—
Other revenue	—	119

Total Revenue	—	2,518

Summary of Research And Development Expenses

Research and development expenses

The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in our consolidated financial statements.

	For the 6-month period ended June 30,
(€’000)	2019	2018
Employee expenses	4,179	4,055
Travel & Living	198	207
Clinical study costs	2,786	1,876
Preclinical study costs	1,729	1,011
Process development and scale-up	1,504	1,822
Consulting fees	574	329
IP filing and maintenance fees	135	191
Share-based payments	515	556
Depreciation	719	502
Rent and utilities	135	312
Delivery systems	59	79
Others	174	197

Total R&D expenses	12,706	11,136

Summary of General and Administrative Expenses

General and administrative expenses

	For the 6-month period ended June 30,
(€’000)	2019	2018
Employee expenses	1,951	1,507
Consulting fees	865	1,221
Share-based payments	776	1,237
Communication & Marketing	339	448
Rent & Insurances	231	601
Travel & living	166	128
Depreciation	177	136
Others	(0)	179

Total general and administrative expenses	4,506	5,457

Summary of Other Income and Expenses

Other income and Other expenses

	For the 6-month period ended June 30,
(€’000)	2019	2018
Grant income	517	553
Contingent consideration - fair value adjustment	407	—
R&D tax credit	206	155
Fair value adjustment on securities	182	—

Total Other income	1,311	708

Contingent consideration - fair value adjustment	—	2,987
Remeasurement of RCA’s	13	886
Clinical development milestone payment	—	1,306
Reimbursement of RCA’s	—	245
Others	35	—

Total Other expenses	49	5,424

Earnings (Loss) Per Share

	For the 6-month period ended June 30,
(€’000)	2019	2018
Loss for the period attributable to Equity Holders	(15,965)	(18,459)
Weighted average number of shares outstanding	11,942,344	10,328,883

Earnings per share (non-fully diluted) in €	(1.34)	(1.79)